Offsets	Aug. 27, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94422
Initial Filing Date	Jun. 01, 2026
Fee Offset Claimed	$ 2,248.13
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	KKR FS Income Trust Select
Form or Filing Type	SC TO
File Number	005-94422
Filing Date	Jun. 01, 2026
Fee Paid with Fee Offset Source	$ 2,248.13